Leases - Minimum Future Rental Income (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Minimum future rental income
2014	$ 6,927
2015	6,934
2016	6,236
2017	3,912
2018	3,288
Thereafter	8,891
Total	$ 36,188